Investments in Affiliates	12 Months Ended
Mar. 31, 2011
Investments in Affiliates

31. Investments in Affiliates

The Bank frequently partners with other HDFC group companies when making investments. The Bank currently has two strategic investments in which HDFC group companies are co-investors. Without the prior approval of the RBI, the Bank cannot hold more than a 30% equity stake in another company. The following is a list of investments in affiliates:

Company	Type of Business	HDFC Bank Ltd. and Subsidiaries Investment		HDFC Bank Ltd. and Subsidiaries Ownership	Total HDFC Group Ownership
		(in millions)
Computer Age Management Services Private Limited (“CAMS”)	Unit capital accounting and transfer agency services	Rs.	11.1	16.1%	31.2%
Softcell Technologies Limited (“Softcell”)	Business-to-business software services	Rs.	30.3	14.0%	26.0%
International Asset Reconstruction Company Private Limited	Business of securitization and asset reconstruction	Rs.	311.7	29.4%	29.4%
Centillion Solutions and Services Private Limited	Business of back office support services	Rs.	1.5	29.9%	29.9%

The holdings in the above-mentioned companies are accounted for under the equity method of accounting. The increase/ (decrease) in the carrying value in these companies was Rs.(45.8) million in fiscal 2011 (previous year Rs.60.6million). This is included under non-interest revenue –other, net.